19. Subsequent Events	9 Months Ended	12 Months Ended
	Sep. 30, 2015	Dec. 31, 2014
Subsequent Events [Abstract]
Subsequent Events

Pursuant to FASB ASC 855, Management has evaluated all events and transactions that occurred through the date of issuance of these financial statements.

On October 19, 2015, we entered into a Memorandum Regarding Services with Michael Handelman, our current Chief Financial Officer, effective as of November 1, 2015, which supersedes our previous agreement with Mr. Handelman and pursuant to which Mr. Handelman shall continue his engagement as our Chief Financial Officer for a period of one year from the effective date thereof, subject to renewal, in consideration for a fee of $10,000 per month plus reimbursement of certain out-of-pocket expenses.

On October 29, 2015, the Company entered into securities purchase agreements (the “Purchase Agreement”) with certain accredited investors pursuant to which the Company sold an aggregate of 4,330,000 shares of its common stock, par value $0.001 per and warrants to purchase up to an aggregate of 4,330,000 shares of common stock for a purchase price of $1.00 per share and gross proceeds to the Company of $4,330,000 (the “2015 Private Placement”). The closing of the 2015 Private Placement was subject to certain customary closing conditions and closed on November 3, 2015.

The warrants are exercisable into shares of common stock for a period of five (5) years from issuance at an initial exercise price of $1.10 per share, subject to adjustment in the event of stock splits, dividends and recapitalizations. The Company is prohibited from effecting an exercise of the warrants to the extent that as a result of such exercise, the holder would beneficially own more than 4.99% (subject to increase up to 9.99% upon 61 days’ notice) in the aggregate of the issued and outstanding shares of common stock, calculated immediately after giving effect to the issuance of shares of common stock upon exercise of the warrant.

Pursuant to the terms of the Purchase Agreements, beginning on the closing date of the 2015 Private Placement and ending sixty (60) days after the Effective Date (as defined in the Purchase Agreements), the Company shall not issue any securities, subject to certain exceptions. Additionally, until the later of (i) such time as the investors in the 2015 Private Placement, in the aggregate, hold less than 50% of the common stock originally purchased by them in the Private Placement and the average daily trading volume of the common stock for a period of ten (10) consecutive trading days is greater than $75,000 and (ii) the one year anniversary of the closing of the 2015 Private Placement, the Company has agreed to not sell any securities, subject to certain exceptions, at an effective per share price of common stock less than the purchase price of the common stock sold in the 2015 Private Placement then in effect.

The Company has agreed to file a “resale” registration statement with the Securities and Exchange Commission (the “SEC”) covering all shares of common stock and shares of common stock underlying the warrants issued or issuable in the 2015 Private Placement within 45 days of the closing of the 2015 Private Placement and to maintain the effectiveness of the registration statement until all securities have been sold or are otherwise able to be sold pursuant to Rule 144. The Company has agreed to use its reasonable best efforts to have the registration statement declared effective within 90 days of the closing of the 2015 Private Placement (or 120 days after such closing if the registration statement is subject to review by the SEC. The Company is obligated to pay to investors a fee of 1% per month in cash for every thirty day period up to a maximum of six (6%) percent, (i) that the registration statement has not been filed after the required filing date, (ii) following the required effectiveness date that the registration statement has not been declared effective; and (iii) as otherwise set forth in the Registration Rights Agreement.

Chardan acted as sole placement agent in the 2015 Private Placement in consideration for which Chardan received a cash fee of $300,000 and a five-year warrant to purchase up to 425,000 shares of common stock (the “Placement Agent Warrant”) at an initial exercise price of $1.20 per share. The terms of the Placement Agent warrant are identical to the warrants issued in the 2015 Private Placement except with respect to the exercise price thereof.

Pursuant to FASB ASC 855, Management has evaluated all events and transactions that occurred from December 31, 2014 through the date of issuance of these financial statements. During this period, we did not have any significant subsequent events, except as disclosed below:

•	In February 2015, the Company entered into an agreement for new office space to replace its existing space upon the expiration of its existing lease. Effective May 1, 2015, the Company will be leasing approximately 3,251 square feet of general office space at 301 North Canon Drive, Suite 305, Beverly Hills, CA 90210 pursuant to a 35-month sub-lease that commences on May 1, 2015. The Company will pay approximately $136,542 annually subject to annual escalations of 3%.
•	On March 2, 2015, the Company and SunTrust Bank entered into a Line of Credit Termination Agreement in order to terminate the Company’s line of credit with SunTrust evidenced by that certain commercial note dated August 15, 2014 in the principal amount of $2,000,000. On the Termination Date, there were no amounts due or payable to SunTrust.
•	On March 16, 2015, Jeffrey Weiss resigned from the Board of the Directors of the Company. Mr. Weiss did not resign due to any disagreement with the Company or its management regarding any matters relating to the Company's operations, policies or practices. Mr. Weiss will act as an unpaid advisor to the Company.
•	On March 18, 2015, Margaret Loesch was appointed to the Board of Directors of the Company.